Profit Before Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Profit Before Income Tax Expense

	2022	2021	2020
	RMB	RMB	RMB
Items credited and charged in arriving at the profit before income tax expense include:

Credited
Dividend income from equity investments measured at fair value through other comprehensive income	15	17	25
Reversal of provision for impairment of receivables	160	360	95
Reversal of write down in inventories	42	76	186
(Loss)/Gain on disposal of investment in subsidiaries (i)	(185)	3,575	1,242
Gain on Pipeline restructuring (i)	—	18,320	46,946
Gain from ineffective portion of cash flow hedges (i)	2,217	—	—

Charged
Amortization of intangible and other assets	5,574	5,774	5,944
Depreciation and impairment losses:
Owned property, plant and equipment	217,731	211,107	194,015
Right-of-use assets	14,731	14,388	13,916
Auditors’ remuneration (ii)	47	47	49
Cost of inventories recognized as expense	2,500,861	2,047,256	1,527,271
Provision for impairment of receivables	1,784	775	438
Loss on disposal and scrap of property, plant and equipment (i)	20,726	18,959	5,398
Variable lease payments, low-value and short-term lease payment not included in the measurement of lease liabilities	2,083	2,645	3,362
Research and development expenses	20,016	16,729	15,746
Write down in inventories	8,609	656	8,337
Investment loss from disposal of derivative financial instruments (i)	28,931	—	—
Impairment of other non-current assets (i)	4,653	465	—

(i)
Other income, net primarily includes

(loss)/gain on disposal of investment in subsidiaries, gain on Pipeline restructuring,

gain from ineffective portion of cash flow hedges, loss on disposal of property, plant and equipment, investment loss from disposal of derivative financial instruments, impairment of other non-current assets.

(ii)
The auditors’ remuneration above represents the annual audit fees paid by the Company. This remuneration does not include fees of RMB 39 (2021: RMB 41, 2020: RMB 62) paid by subsidiaries to the Company’s current auditor and its network firms which primarily relates to audit, tax compliance and other advisory services.